As filed with the Securities and Exchange Commission on September 18, 2014

Securities Act File No. 333-123257

Investment Company Act File No. 811-10325

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 1,632	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 1,636	☒

MARKET VECTORS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor

New York, New York 10017

(Address of Principal Executive Offices)

(212) 293-2000

Registrant’s Telephone Number

Jonathan R. Simon, Esq.

Vice President and General Counsel

Van Eck Associates Corporation

335 Madison Avenue, 19th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 17, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of rule 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 1,467 to its Registration Statement until October 17, 2014. Parts A and B of Registrant’s Post-Effective Amendment No. 1,467 under the Securities Act of 1933 and No. 1,471 under the Investment Company Act of 1940, filed on April 14, 2014, are incorporated by reference herein.

PART C: OTHER INFORMATION

Item 28.	Exhibits:

(a)	Amended and Restated Declaration of Trust.[47]
(b)	Amended and Restated Bylaws of the Trust.[47]
(c)	Not applicable.
(d)(1)	Form of Investment Management Agreement between the Trust and Van Eck Associates Corporation (with respect to Market Vectors—Gold Miners ETF).[1]
(d)(2)	Form of Investment Management Agreement between the Trust and Van Eck Associates Corporation (with respect to all portfolios except for Market Vectors—Gold Miners ETF).[3]
(d)(3)	Form of Investment Management Agreement between the Trust and Van Eck Associates Corporation (with respect to certain municipal portfolios).[25]
(d)(4)	Form of Sub-Investment Advisory Agreement between China Asset Management (Hong Kong) Limited and Van Eck Associates Corporation (with respect to Market Vectors ChinaAMC A-Share ETF f/k/a Market Vectors China ETF).[50]
(d)(5)	Form of Sub-Investment Advisory Agreement between China Asset Management (Hong Kong) Limited and Van Eck Associates Corporation (with respect to Market Vectors ChinaAMC MSCI All China ETF and Market Vectors ChinaAMC SME-ChiNext ETF). [49]
(e)(1)	Form of Distribution Agreement between the Trust and Van Eck Securities Corporation.[2]
(e)(2)	Form of Participant Agreement.[1]
(f)	Not applicable.
(g)	Form of Custodian Agreement between the Trust and The Bank of New York.[1]
(h)(1)	Form of Fund Accounting Agreement between the Trust and The Bank of New York.[1]
(h)(2)	Form of Transfer Agency Services Agreement between the Trust and The Bank of New York.[1]
(h)(3)	Form of Sub-License Agreement between the Trust and the Van Eck Associates Corp.[1]
(i)(1)	Opinion and Consent of Clifford Chance US LLP (with respect to Market Vectors—Environmental Services ETF, Market Vectors—Gold Miners ETF and Market Vectors—Steel ETF).[3]
(i)(2)	Opinion of Clifford Chance US LLP (with respect to Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF).[4]
(i)(3)	Opinion of Clifford Chance US LLP (with respect to Market Vectors—Global Agribusiness ETF and Market Vectors— Market Vectors Uranium+Nuclear Energy ETF f/k/a Global Nuclear Energy ETF).[5]
(i)(4)	Opinion of Clifford Chance US LLP (with respect to Market Vectors—Lehman Brothers Intermediate Municipal ETF, Market Vectors—Lehman Brothers Long Municipal ETF, Market Vectors—Lehman Brothers 1-5 Year Municipal ETF, Market Vectors—Lehman Brothers Non-Investment Grade Municipal ETF, Market Vectors—Lehman Brothers California Municipal ETF and Market Vectors—Lehman Brothers New York Municipal ETF).[6]
(i)(5)	Opinion of Clifford Chance US LLP (with respect to Market Vectors—Coal ETF and Market Vectors—Gaming ETF).[7]
(i)(6)	Opinion of Clifford Chance US LLP (with respect to Market Vectors—Lehman Brothers AMT-Free Massachusetts Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free New Jersey Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Ohio Municipal Index ETF and Market Vectors—Lehman Brothers AMT-Free Pennsylvania Municipal Index ETF).[8]
(i)(7)	Opinion of Clifford Chance US LLP (with respect to Market Vectors—Hard Assets ETF and Market Vectors—Solar Energy ETF).[9]
(i)(8)	Opinion and Consent of Clifford Chance US LLP with respect to Market Vectors—Africa Index ETF, Market Vectors—Emerging Eurasia Index ETF, Market Vectors—Global Frontier Index ETF and Market Vectors—Gulf States Index ETF).[10]

(i)(9)	Consent of Clifford Chance US LLP (with respect to Market Vectors—Lehman Brothers High-Yield Municipal Index ETF).[11]
(i)(10)	Opinion and Consent of Clifford Chance US LLP (with respect to Market Vectors Indonesia Index ETF).[12]
(i)(11)	Opinion and Consent of Clifford Chance US LLP (with respect to Market Vectors Vietnam ETF).[13]
(i)(12)	Opinion and Consent of Clifford Chance US LLP (with respect to Market Vectors Pre-Refunded Municipal Index ETF).[14]
(i)(13)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Egypt Index ETF).[21]
(i)(14)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Kuwait Index ETF).[21]
(i)(15)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Latin America Small-Cap Index ETF).[22]
(i)(16)	Opinion and Consent of Dechert LLP (with respect to Market Vectors ChinaAMC A-Share ETF f/k/a Market Vectors China ETF).[18]
(i)(17)	Opinion and Consent of Clifford Chance US LLP (with respect to Market Vectors Brazil Small-Cap ETF).[17]
(i)(18)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Junior Gold Miners ETF).[19]
(i)(19)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Poland ETF).[20]
(i)(20)	Opinion and Consent of Dechert LLP (with respect to Market Vectors India Small-Cap Index ETF).[23]
(i)(21)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Emerging Markets Local Currency Bond ETF).[24]
(i)(22)	Opinion and Consent of Dechert LLP (with respect to Market Vectors GDP – International Equity ETF and Market Vectors GDP – Emerging Markets Equity ETF).[9]
(i)(23)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Investment Grade Floating Rate Bond ETF).[24]
(i)(24)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Rare Earth/Strategic Metals ETF).[26]
(i)(25)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Emerging Markets Aggregate Bond ETF f/k/a Market Vectors LatAm Aggregate Bond ETF).[29]
(i)(26)	Opinion and Consent of Dechert LLP (with respect to Market Vectors High Yield Floating Rate ETF).[52]
(i)(27)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Fixed Income II ETF). [52]
(i)(28)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Colombia ETF).[27]
(i)(29)	Opinion and Consent of Dechert LLP (with respect to Market Vectors CM Commodity Index ETF). [52]
(i)(30)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Russia Small-Cap ETF).[28]
(i)(31)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Germany Small-Cap ETF).[28]
(i)(32)	Opinion and Consent of Dechert LLP (with respect to Market Vectors CEF Municipal Income ETF).[30]
(i)(33)	Opinion and Consent of Dechert LLP (with respect to Market Vectors GDP – Emerging Markets Small-Cap Equity ETF). [52]
(i)(34)	Opinion and Consent of Dechert LLP (with respect to Market Vectors European Currency High Yield Bond ETF).[34]
(i)(35)	Opinion and Consent of Dechert LLP (with respect to Market Vectors European Sovereign Bond ETF). [52]
(i)(36)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Asia ex-Japan Aggregate Bond ETF). [52]

(i)(37)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Mortgage REIT Income ETF).[31]
(i)(38)	Opinion and Consent of Dechert LLP (with respect to Market Vectors International High Yield Bond ETF).[38]
(i)(39)	Opinion and Consent of Dechert LLP (with respect to Market Vectors BDC Income ETF).[45]
(i)(40)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Mongolia ETF). [52]
(i)(41)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Nigeria ETF).[52]
(i)(42)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Greater China Corporate Bond ETF). [52]
(i)(43)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Greater China High Yield Bond ETF). [52]
(i)(44)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Renminbi Bond ETF).[33]
(i)(45)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Biotech ETF, Market Vectors Bank and Brokerage ETF, Market Vectors Oil Services ETF, Market Vectors Pharmaceutical ETF, Market Vectors Retail ETF and Market Vectors Semiconductor ETF).[35]
(i)(46)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Indonesia Small-Cap ETF).[37]
(i)(47)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Yuan Bond ETF). [52]
(i)(48)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Unconventional Oil & Gas ETF).[36]
(i)(49)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Wide Moat ETF).[40]
(i)(50)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Emerging Markets High Yield Bond ETF).[39]
(i)(51)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Global High Yield Bond ETF). [52]
(i)(52)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Fallen Angel High Yield Bond ETF).[39]
(i)(53)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Global Chemicals ETF). [52]
(i)(54)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Preferred Securities ex Financials ETF).[42]
(i)(55)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Saudi Arabia ETF). [52]
(i)(56)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Saudi Arabia Small-Cap ETF). [52]
(i)(57)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Short High-Yield Municipal Index ETF).[47]
(i)(58)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Emerging Markets Aggregate Bond ETF).[29]
(i)(59)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Non-Agency RMBS ETF). [52]
(i)(60)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Defaulted & Distressed Bond ETF). [52]
(i)(61)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Treasury-Hedged High Yield Bond ETF).[44]
(i)(62)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Israel ETF).[46]
(i)(63)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Puerto Rico Municipal Index ETF). [52]
(i)(64)	Opinion and Consent of Dechert LLP (with respect to Market Vectors Emerging Markets Short-Term Corporate Bond ETF). [52]

(i)(65)	Opinion and Consent of Dechert LLP (with respect to Market Vectors China A Consumer Demand ETF). [52]
(i)(66)	Opinion and Consent of Dechert LLP (with respect to Market Vectors China A Quality ETF). [52]
(i)(67)	Opinion and Consent of Dechert LLP (with respect to Market Vectors China A Quality Dividend ETF). [52]
(i)(68)	Opinion and Consent of Dechert LLP (with respect to Market Vectors MSCI International Quality ETF and Market Vectors MSCI International Quality Dividend ETF).[48]
(i)(69)	Opinion and Consent of Dechert LLP (with respect to Market Vectors MSCI Emerging Markets Quality ETF and Market Vectors MSCI Emerging Markets Quality Dividend ETF).[48]
(i)(71)	Opinion and Consent of Dechert LLP (with respect to Market Vectors MSCI All China ETF).[49]
(i)(72)	Opinion and Consent of Dechert LLP (with respect to Market Vectors ChinaAMC SME-ChiNext ETF).[51]
(i)(73)	Opinion and Consent of Dechert LLP (with respect to Market Vectors ChinaAMC China Bond ETF).[52]
(i)(74)	Opinion and Consent of Dechert LLP (with respect to Market Vectors [Emerging Markets Corporate Bond] ETF).[52]
(k)	Not applicable.
(l)	Not applicable.
(m)	Not applicable.
(n)	Not applicable.
(o)	Not applicable.
(p)(1)	Code of Ethics of Van Eck Associates Corporation and Van Eck Securities Corporation.[43]

1	Incorporated by reference to the Registrant’s Registration Statement filed on April 28, 2006.
2	Incorporated by reference to the Registrant’s Registration Statement filed on May 11, 2006.
3	Incorporated by reference to the Registrant’s Registration Statement filed on October 6, 2006.
4	Incorporated by reference to the Registrant’s Registration Statement filed on April 9, 2007.
5	Incorporated by reference to the Registrant’s Registration Statement filed on July 30, 2007.
6	Incorporated by reference to the Registrant’s Registration Statement filed on November 2, 2007.
7	Incorporated by reference to the Registrant’s Registration Statement filed on December 31, 2007.
8	Incorporated by reference to the Registrant’s Registration Statement filed on February 15, 2008.
9	Incorporated by reference to the Registrant’s Registration Statement filed on April 21, 2008.
10	Incorporated by reference to the Registrant’s Registration Statement filed on July 8, 2008.
11	Incorporated by reference to the Registrant’s Registration Statement filed on August 8, 2008.
12	Incorporated by reference to the Registrant’s Registration Statement filed on November 25, 2008.
13	Incorporated by reference to the Registrant’s Registration Statement filed on December 23, 2008.
14	Incorporated by reference to the Registrant’s Registration Statement filed on January 28, 2009.
15	Incorporated by reference to the Registrant’s Registration Statement filed on February 6, 2009.
16	Incorporated by reference to the Registrant’s Registration Statement filed on April 21, 2009.
17	Incorporated by reference to the Registrant’s Registration Statement filed on May 8, 2009.
18	Incorporated by reference to the Registrant’s Registration Statement filed on September 4, 2009.
19	Incorporated by reference to the Registrant’s Registration Statement filed on November 9, 2009.
20	Incorporated by reference to the Registrant’s Registration Statement filed on November 20, 2009.
21	Incorporated by reference to the Registrant’s Registration Statement filed on February 16, 2010.
22	Incorporated by reference to the Registrant’s Registration Statement filed on March 29, 2010.
23	Incorporated by reference to the Registrant’s Registration Statement filed on April 5, 2010.
24	Incorporated by reference to the Registrant’s Registration Statement filed on June 28, 2010.
25	Incorporated by reference to the Registrant’s Registration Statement filed on August 27, 2010.
26	Incorporated by reference to the Registrant’s Registration Statement filed on October 20, 2010.

27	Incorporated by reference to the Registrant’s Registration Statement filed on March 4, 2011.
28	Incorporated by reference to the Registrant’s Registration Statement filed on April 1, 2011.
29	Incorporated by reference to the Registrant’s Registration Statement filed on May 10, 2011.
30	Incorporated by reference to the Registrant’s Registration Statement filed on July 7, 2011.
31	Incorporated by reference to the Registrant’s Registration Statement filed on August 15, 2011.
32	Incorporated by reference to the Registrant’s Registration Statement filed on August 24, 2011.
33	Incorporated by reference to the Registrant’s Registration Statement filed on October 11, 2011.
34	Incorporated by reference to the Registrant’s Registration Statement filed on October 26, 2011.
35	Incorporated by reference to the Registrant’s Registration Statement filed on October 31, 2011.
36	Incorporated by reference to the Registrant’s Registration Statement filed on February 8, 2012.
37	Incorporated by reference to the Registrant’s Registration Statement filed on March 14, 2012.
38	Incorporated by reference to the Registrant’s Registration Statement filed on March 29, 2012.
39	Incorporated by reference to the Registrant’s Registration Statement filed on April 3, 2012.
40	Incorporated by reference to the Registrant’s Registration Statement filed on April 13, 2012.
41	Incorporated by reference to the Registrant’s Registration Statement filed on May 17, 2012.
42	Incorporated by reference to the Registrant’s Registration Statement filed on July 5, 2012.
43	Incorporated by reference to the Registrant’s Registration Statement filed on January 24, 2013.
44	Incorporated by reference to the Registrant’s Registration Statement filed on February 1, 2013.
45	Incorporated by reference to the Registrant’s Registration Statement filed on February 7, 2013.
46	Incorporated by reference to the Registrant’s Registration Statement filed on June 24, 2013.
47	Incorporated by reference to the Registrant’s Registration Statement filed on December 20, 2013.
48	Incorporated by reference to the Registrant’s Registration Statement filed on January 17, 2014.
49	Incorporated by reference to the Registrant’s Registration Statement filed on April 14, 2014.
50	Incorporated by reference to the Registrant’s Registration Statement filed on April 30, 2014.
51	Incorporated by reference to the Registrant’s Registration Statement filed on May 16, 2014.
52	To be filed by Amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item 30.	Indemnification

Pursuant to Section 10.2 of the Amended and Restated Declaration of Trust, every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (collectively, the “Covered Persons”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, mediation, arbitration or proceeding, whether civil or criminal, in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. No indemnification shall be provided to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (i) by the court or other body approving the settlement; (ii) by at least a majority of those Trustees who are neither interested parties of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry). For purposes of the determination or opinion referred to in (ii) and (iii) above, the majority of those Trustees who neither are interested persons of the Trust nor are parties to the matter or independent legal counsel, as the case may be, shall be entitled to rely on a rebuttable presumption that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

The Trust has agreed to indemnify and hold harmless the Trustees against any and all expenses actually and reasonably incurred by the Trustee in any proceeding arising out of or in connection with the Trustee’s service to the Trust, to the fullest extent permitted by the Amended and Restated Agreement and Declaration of Trust of the Fund and Title 12, Part V, Chapter 38 of the Delaware Code, and applicable law.

Item 31.	Business and Other Connections of Investment Manager

See “Management” in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Item 32.	Principal Underwriters

(a)	Van Eck Securities Corporation is the Trust’s principal underwriter. Van Eck Securities Corporation also acts as a principal underwriter, depositor, or investment manager for the following other investment companies: each series of Van Eck Funds and Van Eck VIP Trust.

(b)	The following is a list of the officers, directors and partners of Van Eck Securities Corporation:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Trust
Jan F. van Eck 335 Madison Avenue New York, NY 10017	Director and President	President, Chief Executive Officer and Trustee

Bruce J. Smith 335 Madison Avenue New York, NY 10017	Director, Senior Vice President, Chief Financial Officer, Treasurer and Controller	Senior Vice President

Susan Marino 335 Madison Avenue New York, NY 10017	Senior Vice President	N/A

Harvey Hirsch 335 Madison Avenue New York, NY 10017	Senior Vice President	N/A

John J. Crimmins 335 Madison Avenue New York, NY 10017	Vice President	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer

Susan C. Lashley 335 Madison Avenue New York, NY 10017	Vice President	Vice President

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Trust
Jonathan R. Simon 335 Madison Avenue New York, NY 10017	Vice President, Chief Legal Officer and Secretary	Vice President, General Counsel and Secretary

John Wolfe 335 Madison Avenue New York, NY 10017	Vice President and Chief Administrative Officer	N/A

Laura I. Martinez 335 Madison Avenue New York, NY 10017	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary

Wu-Kwan Kit 335 Madison Avenue New York, NY 10017	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary

Allison Lovett 335 Madison Avenue New York, NY 10017	Vice President	N/A

Patrick Lulley 335 Madison Avenue New York, NY 10017	Vice President	N/A

William A. Best III 335 Madison Avenue New York, NY 10017	Senior Vice President	N/A

Janet Squitieri 335 Madison Avenue New York, NY 10017	Vice President, Global Head of Compliance and Chief Compliance Officer	Chief Compliance Officer

Bryan S. Paisley 335 Madison Avenue New York, NY 10017	Assistant Vice President	N/A

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of September 2014.

MARKET VECTORS ETF TRUST

By:	/s/ Jan F. van Eck*
Name:	Jan F. van Eck
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	September 18, 2014
David H. Chow

/s/ R. Alastair Short*	Trustee	September 18, 2014
R. Alastair Short

/s/ Peter J. Sidebottom*	Trustee	September 18, 2014
Peter J. Sidebottom

/s/ Richard D. Stamberger*	Trustee	September 18, 2014
Richard D. Stamberger

/s/ Jan F. van Eck	President, Chief Executive Officer	September 18, 2014
Jan F. van Eck	and Trustee

/s/ John J. Crimmins*	Treasurer, Chief Financial Officer	September 18, 2014
John J. Crimmins	and Principal Accounting Officer

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney in Fact